SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION (Details) Integer in Thousands										12 Months Ended
	Oct. 04, 2022	Sep. 30, 2022 USD ($) $ / shares	Jun. 14, 2021 USD ($) $ / shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021	May 27, 2020 USD ($) $ / shares	May 22, 2020 $ / shares	Dec. 18, 2019 USD ($) $ / shares	Dec. 16, 2019 $ / shares	Dec. 31, 2022 Integer	Dec. 31, 2021 Integer
IfrsStatementLineItems [Line Items]
Grant date	October 4, 2022		June 14, 2021	February 17, 2021		May 27 and May 25, 2020		December 18, 2019
Share price at date of grant		0.58	3.15	4.45				0.68		1,833,334	1,652,322
Exercise price at date of grant							$ 0.85		$ 0.9375
Volatility				107.00%
Warrant life				5 years	5 years	5 years	5 years	5 years	5 years
Dividend yield		0.00%	0.00%	0.00%		0.00%		0.00%
Risk-free interest rate		3.96%	0.80%	0.57%		0.34%		1.74%
Average fair value at grant date | $		$ 0.43	$ 2.50	$ 3.54		$ 0.416		$ 0.598
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price at date of grant						0.59
Exercise price at date of grant		$ 0.82	$ 3.42	$ 3.57		$ 0.79		$ 0.82
Volatility						100.00%		141.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price at date of grant						0.64
Exercise price at date of grant		$ 0.75	$ 4.35	$ 4.46		$ 0.85		$ 0.9375
Volatility		104.00%	115.00%
Warrant life		5 years	5 years